Unaudited Interim Condensed Financial Information of the Parent Company - Schedule of Unaudited Interim Condensed Statements of Cash Flows (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	$ (729,098)	$ (2,830,921)
Net cash used in investing activities	(20,002,405)	(1,402,738)
Net cash provided by financing activities	20,017,971	(116,353)
CHANGES IN CASH AND CASH EQUIVALENTS
Cash, cash equivalents and restricted cash at beginning of the period	1,490,129	6,159,823
Cash, cash equivalents and restricted cash at end of the period	779,367	1,809,154
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	(529,455)	(2,715,600)
Net cash used in investing activities	(20,000,000)	(1,660,000)
Net cash provided by financing activities	20,000,000	0
CHANGES IN CASH AND CASH EQUIVALENTS
Net increase (decrease) in cash	(529,455)	(4,375,600)
Cash, cash equivalents and restricted cash at beginning of the period	1,179,880	6,052,260
Cash, cash equivalents and restricted cash at end of the period	$ 650,425	$ 1,676,660